Employee Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2012
Employee Benefit Plans [Abstract]
Summary Of Stock Option Activity

	2012		2011		2010
	Options	Weighted-Average Exercise Price	Options	Weighted-Average Exercise Price	Options	Weighted-Average Exercise Price

Outstanding at January 1	293,817	$33.95	287,393	$33.64	280,605	$33.56
Granted	16,876	35.39	16,000	35.09	15,500	32.09
Exercised	(18,899)	28.78	(9,576)	26.63	(7,962)	27.81
Forfeited	(2,250)	33.28	-	-	(750)	33.54
Outstanding at December 31	289,544	34.38	293,817	33.95	287,393	33.64

Exercisable at end of year	183,584	34.70	185,317	33.70	178,393	32.75

Nonvested at beginning of year	108,500	34.38	109,000	35.10	111,375	35.01
Granted during the year	16,876	35.39	16,000	35.09	15,500	32.09
Vested during the year	(18,166)	38.87	(16,500)	39.34	(17,625)	31.88
Forfeited during the year	(1,250)	30.38	-	-	(250)	33.54
Nonvested at end of eyar	105,960	$33.81	108,500	$34.38	109,000	$35.10

Stock Options Outstanding And Exercisable

Ranges of Exercise Prices	No. of Options Outstanding	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Life (Months)	Aggregate Intrinsic Value (in thousands)	No. of Options Currently Exercisable	Weighted-Average Exercise Price of Options Currently Exercisable	Weighted-Average Remaining Contractual Life (Months)	Aggregate Intrinsic Value of Options Currently Exercisable (in thousands)
$26.62 - $33.90	165,168	$31.87	40	$491	114,584	$32.65	23	$252
$35.09 - $40.88	124,376	37.70	62	-	69,000	38.11	43	-
	289,544			$491	183,584			$252

Weighted Average Assumptions Estimate The Fair Value Of Options Granted

	2012	2011	2010

Risk-free interest rate	2.51%	3.07%	3.24%
Expected dividend yield	3.90%	3.88%	4.24%
Volatility factor	48.40%	41.12%	42.70%
Expected life of option	5.0 years	8.0 years	8.0 years

Restricted Shares Activity And Related Information

	2012		2011		2010
	Restricted Awards	Average Market Price at Grant	Restricted Awards	Average Market Price at Grant	Restricted Awards	Average Market Price at Grant

Outstanding at January 1	108,209		96,060		88,109
Granted	23,336	$34.94	14,050	$35.08	13,750	$31.47
Forfeited/Vested	(14,834)		(1,901)		(5,799)
Outstanding at December 31	116,711		108,209		96,060

Summary Of Activity Within The Defined Benefit Plan

	Pension Benefits
(in thousands)	2012	2011

Change in fair value of plan assets:
Fair value at beginning of measurement period	$8,952	$9,668
Actual gain (loss) on plan assets	734	(379)
Contributions	736	400
Benefits paid	(759)	(737)
Fair value at end of measurement period	9,663	8,952

Change in benefit obligation:
Benefit obligation at beginning of measurement period	(12,943)	(12,202)
Interest cost	(635)	(650)
Actuarial loss	(1,008)	(828)
Benefits paid	759	737
Benefit obligation at end of measurement period	(13,827)	(12,943)
Funded status	(4,164)	(3,991)

Unrecognized net actuarial gain	8,024	7,637
Other comprehensive loss	(8,024)	(7,637)
Accrued Benefit Cost	$(4,164)	$(3,991)

Weighted-average assumptions for balance sheet liability at end of year:
Discount rate	4.31%	5.06%
Expected long-term rate of return	7.46%	8.00%

Weighted-average assumptions for benefit cost at beginning of year:
Discount rate	5.06%	5.50%
Expected long-term rate of return	8.00%	8.00%

Net Periodic Pension Cost Of The Defined Benefit Plan

	Pension Benefits
(in thousands)	2012	2011	2010

Components of net periodic benefit:
Interest cost	$635	$650	$674
Expected return on plan assets	(810)	(811)	(812)
Net amortization and deferral	696	547	370
Net Periodic Pension Cost	$521	$386	$232

Summary Of Current Allocation Percentages Of Plan Assets

	Target	Allowable-	Percentage of Plan Assets
	Allocation	Allocation	At December 31
	2012	Range	2012	2011

Equity securities	60%	40-80%	39%	54%
Debt securities	30%	20-40%	36%	35%
Other	10%	3-10%	25%	11%
Total			100%	100%

Summary Of Assets Segregated By Level Of Valuation Inputs Within The Fair Value Heirarchy

(in thousands)	Total	Level 1	Level 2	Level 3
2012
Cash and cash equivalents	$2,023	$2,023	$-	$-
Mutual funds	2,220	1,139	1,081	-
Common stocks	3,034	2,552	482	-
Mortgage-backed securities	524	-	524	-
Government and GSE bonds	1,344	-	1,344	-
Corporate Bonds	518	-	518	-
Total	$9,663	$5,714	$3,949	$-

2011
Cash and cash equivalents	$430	$430	$-	$-
Mutual funds	2,075	1,062	1,013	-
Common stocks	4,320	3,879	441	-
Mortgage-backed securities	445	-	445	-
Government and GSE bonds	1,242	-	1,242	-
Corporate Bonds	440	-	440	-
Total	$8,952	$5,371	$3,581	$-

Summary Of Expected Benefit Payments

Plan Year Ending December 31	Expected Benefits to be Paid
(in thousands)

2013	$836
2014	839
2015	845
2016	853
2017	860
2018 through 2022	4,411